SCHEDULE OF LICENSE ANNUAL PAYMENTS (Details) - License [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Product Liability Contingency [Line Items]
License fee due in term of (1 to 4 year)	$ 0
License fee due in term of (5 year)	10
License fee due in term of (6 year)	20
License fee due in term of (7 year)	30
License fee due in term of (8 year)	40
License fee due in term of (9 to 15 year)	$ 50